UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-22216

                GAMCO Natural Resources, Gold & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

GAMCO Natural Resources, Gold & Income Trust

Semiannual Report — June 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the six months ended June 30, 2014, the net asset value (“NAV”) total return of the GAMCO Natural Resources, Gold & Income Trust (the “Fund”) was 12.4%, compared with total returns of 5.7% and 19.9% for the Chicago Board Options Exchange (“CBOE”) Standard & Poor’s (“S&P”) 500 Buy/Write Index and the Philadelphia Gold & Silver Index (“XAU”), respectively. The total return for the Fund’s publicly traded shares was 20.9%. The Fund’s NAV per share was $11.69, while the price of the publicly traded shares closed at $11.52 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2014.

Comparative Results

Average Annual Returns through June 30, 2014 (a) (Unaudited)				Since
	Year to Date	1 Year	3 Year	Inception (01/27/11)
GAMCO Natural Resources, Gold & Income Trust
NAV Total Return (b)	12.43%	19.14%	(3.46)%	(3.60)%
Investment Total Return (c)	20.87	23.71	(3.94)	(5.17)
CBOE S&P 500 Buy/Write Index	5.66	14.12	9.13	8.39	(d)
XAU	19.86	11.88	(20.55)	(18.15	)(d)
Dow Jones U.S. Basic Materials Index	8.38	33.14	6.00	6.29	(d)
S&P Global Agribusiness Equity Index	6.56	19.09	7.00	(6.32)

(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The CBOE S&P 500 Buy/Write Index is an unmanaged benchmark index designed to reflect the return on a portfolio that consists of a long position in the stocks in the S&P 500 Index and a short position in a S&P 500 (SPX) call option. The XAU is an unmanaged indicator of stock market performance of large North American gold and silver companies. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials sector of the U.S. equity market. The S&P Global Agribusiness Equity Index is designed to provide exposure to twenty-four of the largest publicly traded agribusiness companies, comprised of a mix of Producers, Distributors & Processors, and Equipment & Materials Suppliers companies. Dividends are considered reinvested. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)	Total returns and average returns reflect changes in closing market values on the NYSE and reinvestment of distributions. Since inception return is based on an initial offering price of $20.00.

(d)	From January 31, 2011, the date closest to the Fund’s inception for which data is available.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of total investments as of June 30, 2014:

GAMCO Natural Resources, Gold & Income Trust

Long Positions

Metals and Mining	54.3%
Energy and Energy Services	28.4%
Specialty Chemicals	6.4%
Agriculture	6.4%
Machinery	1.5%
Food and Beverage	1.1%
Pharmaceuticals	0.9%
U.S. Government Obligations	0.5%
Real Estate Investment Trusts	0.5%

100.0%

Short Positions

Call Options Written	(7.5)%
Put Options Written	(0.0)%

(7.5)%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Shareholder Meeting – May 12, 2014 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 12, 2014 at the Greenwich Library in Greenwich, Connecticut. At that meeting, the shareholders elected Mario d’Urso, Michael J. Melarkey, and Anthonie C. van Ekris as Trustees of the Fund. A total of 15,607,901 votes, 15,666,798 votes, and 15,610,680 votes were cast in favor of these Trustees and a total of 795,225 votes, 736,328 votes, and 792,446 votes were withheld for these Trustees, respectively.

Anthony J. Colavita, James P. Conn, Vincent D. Enright, Frank J. Fahrenkopf, Jr., William F. Heitmann, Kuni Nakamura, and Salvatore J. Zizza continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 99.5%
	Agriculture — 6.4%
50,000	Archer Daniels Midland Co.	$2,265,034	$2,205,499
70,000	Bunge Ltd.(a)	5,676,928	5,294,800
32,000	Monsanto Co.(a)	3,809,223	3,991,680
70,000	Syngenta AG, ADR	5,546,800	5,236,000

		17,297,985	16,727,979

	Energy and Energy Services — 28.4%
99,400	Anadarko Petroleum Corp.(a)	9,952,828	10,881,317
39,000	Apache Corp.(a)	3,848,228	3,924,179
53,000	Baker Hughes Inc.(a)	3,609,305	3,945,849
126,000	Cabot Oil & Gas Corp.	4,813,970	4,301,639
15,000	Cameron International Corp.†	952,650	1,015,650
37,500	Carrizo Oil & Gas Inc.†	2,327,438	2,597,250
150,000	Cobalt International Energy Inc.†(a)	3,719,225	2,752,500
34,000	CVR Refining, LP	908,425	850,340
40,000	Denbury Resources Inc.	680,400	738,400
33,500	Devon Energy Corp.(a)	2,381,025	2,659,900
21,000	FMC Technologies Inc.†(a)	1,244,040	1,282,470
638,900	Glencore Xstrata plc	4,000,194	3,559,589
162,000	Kodiak Oil & Gas Corp.†	2,217,863	2,357,100
40,000	Laredo Petroleum Inc.†	1,088,468	1,239,200
101,000	Marathon Oil Corp.(a)	3,613,512	4,031,920
60,000	National Oilwell Varco Inc.(a)	3,953,401	4,941,000
37,500	Newfield Exploration Co.†	1,230,375	1,657,500
53,500	Noble Corp. plc(a)	1,988,826	1,795,460
14,999	NOW Inc.†	439,237	543,114
20,000	Oasis Petroleum Inc.†	856,200	1,117,800
25,000	Patterson-UTI Energy Inc.	808,000	873,500
85,000	Penn Virginia Corp.†	1,255,025	1,440,750
70,000	Petroleo Brasileiro SA, ADR	1,470,254	1,024,100
32,000	SM Energy Co.	2,417,184	2,691,200
40,000	Suncor Energy Inc.	1,576,800	1,705,200
65,000	Tullow Oil plc	1,454,030	949,437
260,000	Weatherford International plc†(a)	5,547,512	5,980,000
60,000	Western Refining Inc.	2,418,156	2,253,000
16,000	Whiting Petroleum Corp.†	1,196,000	1,284,000

		71,968,571	74,393,364

	Food and Beverage — 1.1%
38,900	Ingredion Inc.	2,728,364	2,919,056

	Machinery — 1.5%
43,000	AGCO Corp.	2,363,209	2,417,459
150,000	CNH Industrial NV(a)	1,879,702	1,533,000

		4,242,911	3,950,459

	Metals and Mining — 54.3%
253,800	Agnico Eagle Mines Ltd.(a)	11,395,037	9,720,540
300,000	Alderon Iron Ore Corp.†	1,222,321	354,248
80,000	Anglo American plc	2,055,477	1,957,832

Shares		Cost	Market Value
293,000	AngloGold Ashanti Ltd., ADR†(a)	$8,029,114	$5,042,530
135,000	Antofagasta plc	2,965,230	1,762,819
130,000	ArcelorMittal(a)	3,477,058	1,940,900
760,000	AuRico Gold Inc.	3,738,831	3,237,600
862,500	B2Gold Corp.†	2,496,907	2,518,500
190,000	Barrick Gold Corp.(a)	8,803,018	3,477,000
35,000	BHP Billiton Ltd., ADR	2,729,461	2,395,750
325,000	Centerra Gold Inc.	1,584,729	2,049,810
119,000	Detour Gold Corp.†	1,087,706	1,628,228
300,000	Duluth Metals Ltd.†	879,876	165,878
130,000	Eldorado Gold Corp., New York	772,530	993,200
1,300,000	Eldorado Gold Corp., Toronto	11,656,862	9,941,428
100,000	Franco-Nevada Corp.	4,610,193	5,734,000
130,000	Freeport-McMoRan Copper & Gold Inc.(a)	6,952,064	4,745,000
395,500	Fresnillo plc	5,755,945	5,902,177
490,000	Goldcorp Inc.(a)	16,840,363	13,675,900
456,456	Hochschild Mining plc†	2,176,108	1,247,927
205,000	Kinross Gold Corp.†	3,478,953	848,700
300,000	Lundin Mining Corp.†	2,244,672	1,650,345
140,000	MAG Silver Corp.†	1,366,885	1,323,837
145,000	Newcrest Mining Ltd.†	5,664,269	1,451,450
322,500	Newmont Mining Corp.(a)	12,202,418	8,204,400
58,000	Peabody Energy Corp.	3,610,146	948,300
600,000	Perseus Mining Ltd.†	1,878,228	234,795
217,000	Primero Mining Corp.†	1,418,776	1,738,766
146,000	Randgold Resources Ltd., ADR(a)	15,224,123	12,351,600
62,500	Rio Tinto plc, ADR(a)	3,760,671	3,392,500
750,000	Romarco Minerals Inc.†	846,418	625,557
96,000	Royal Gold Inc.(a)	7,113,949	7,307,520
1,772,727	Saracen Mineral Holdings Ltd.†	842,258	685,354
245,000	Sibanye Gold Ltd., ADR	2,388,950	2,702,350
150,000	Silver Wheaton Corp.	3,413,420	3,940,500
220,000	Tahoe Resources Inc.†	4,927,699	5,760,555
20,000	Teck Resources Ltd., Cl. B	1,099,888	456,600
547,000	Torex Gold Resources Inc.†	616,382	835,584
26,800	USEC Inc.†	3,006,558	81,204
179,900	Vale SA, ADR(a)	5,130,125	2,380,077
50,000	Vedanta Resources plc	1,901,612	948,967
720,000	Yamana Gold Inc.(a)	10,838,820	5,918,400

		192,204,050	142,278,628

	Pharmaceuticals — 0.9%
69,000	Zoetis Inc.	2,235,586	2,226,630

	Real Estate Investment Trusts — 0.5%
38,400	Weyerhaeuser Co.	1,094,784	1,270,656

	Specialty Chemicals — 6.4%
40,000	Agrium Inc.(a)	3,869,209	3,665,200
13,475	Air Liquide SA	1,818,493	1,819,300

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
250	Air Liquide SA Coupons†	$0	$0
17,000	E. I. du Pont de Nemours and Co.	1,141,210	1,112,480
45,000	FMC Corp.	3,509,400	3,203,550
60,000	Intrepid Potash Inc.†(a)	2,091,520	1,005,600
36,200	Potash Corp. of Saskatchewan Inc.(a)	1,307,424	1,374,152
49,000	Rockwood Holdings Inc.(a)	3,603,360	3,723,510
18,500	The Mosaic Co.(a)	1,527,145	914,825

		18,867,761	16,818,617

	TOTAL COMMON STOCKS	310,640,012	260,585,389

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$ 1,400,000	U.S. Treasury Bills, 0.030% to 0.050%††, 07/10/14 to 08/21/14(b)	1,399,964	1,399,964

TOTAL INVESTMENTS — 100.0%		$312,039,976	261,985,353

CALL OPTIONS WRITTEN
(Premiums received $12,143,772)			(19,718,094)
PUT OPTIONS WRITTEN
(Premiums received $301,796)			(31,975)
Other Assets and Liabilities (Net)			3,950,892

NET ASSETS — COMMON STOCK
(21,050,861 common shares outstanding)			$246,186,176

NET ASSET VALUE PER COMMON SHARE
($246,186,176 ÷ 21,050,861 shares outstanding)			$11.69

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) — (7.5)%
	Call Options Written — (7.5)%
290	AGCO Corp.	Aug. 14/55	$71,920
140	AGCO Corp.	Nov. 14/57	38,361
700	Agnico Eagle Mines Ltd.	Jul. 14/37.50	106,371
200	Agnico Eagle Mines Ltd.	Aug. 14/32.50	113,000
953	Agnico Eagle Mines Ltd.	Aug. 14/35	405,025
685	Agnico Eagle Mines Ltd.	Nov. 14/35	359,625
200	Agrium Inc.	Jul. 14/97.50	2,000

Number of Contracts		Expiration Date/ Exercise Price	Market Value
200	Agrium Inc.	Oct. 14/95	$39,600
120	Air Liquide SA(d)	Aug. 14/98	45,187
2	Air Liquide SA(d)	Sep. 14/100	575
163	Anadarko Petroleum Corp.	Aug. 14/87.50	363,083
121	Anadarko Petroleum Corp.	Aug. 14/100	134,914
163	Anadarko Petroleum Corp.	Sep. 14/87.50	358,730
121	Anadarko Petroleum Corp.	Nov. 14/100	160,930
100	Anadarko Petroleum Corp.	Nov. 14/105	102,250
325	Anadarko Petroleum Corp.	Dec. 14/110	258,466
25	Anglo American plc(e)	Sep. 14/1600	8,022
30	Anglo American plc(e)	Dec. 14/1600	24,213
12	Anglo American plc(e)	Mar. 15/1500	21,974
13	Anglo American plc(e)	Mar. 15/1500	16,130
1,000	AngloGold Ashanti Ltd., ADR	Jul. 14/17	65,000
1,930	AngloGold Ashanti Ltd., ADR	Oct. 14/17.50	186,573
135	Antofagasta plc(e)	Dec. 14/840	91,838
130	Apache Corp.	Jul. 14/90	142,480
130	Apache Corp.	Oct. 14/87.50	181,025
130	Apache Corp.	Oct. 14/90	167,050
430	ArcelorMittal	Sep. 14/17	4,300
430	ArcelorMittal	Oct. 14/17	5,818
440	ArcelorMittal	Dec. 14/16	25,080
250	Archer Daniels Midland Co.	Sep. 14/45	26,500
250	Archer Daniels Midland Co.	Dec. 14/45	43,250
150	Ardepro Co. Ltd.	Nov. 14/50	120,750
50	Ardepro Co. Ltd.	Jan. 15/50	44,000
2,000	AuRico Gold Inc.	Aug. 14/6.50	340
2,450	AuRico Gold Inc.	Sep. 14/6	12,250
1,650	AuRico Gold Inc.	Nov. 14/5.50	10,296
1,500	AuRico Gold Inc.	Dec. 14/5	37,500
180	Baker Hughes Inc.	Jul. 14/67.50	116,640
175	Baker Hughes Inc.	Oct. 14/70	114,625
175	Baker Hughes Inc.	Oct. 14/72.50	86,450
250	Barrick Gold Corp.	Jul. 14/19	5,750
300	Barrick Gold Corp.	Jul. 14/20	3,900
150	Barrick Gold Corp.	Oct. 14/21	6,600
600	Barrick Gold Corp.	Oct. 14/23	11,400
600	Barrick Gold Corp.	Dec. 14/20	49,506
175	BHP Billiton Ltd., ADR	Aug. 14/72.50	8,837
150	Bunge Ltd.	Jul. 14/80	2,250
100	Bunge Ltd.	Jul. 14/82.50	1,000
100	Bunge Ltd.	Aug. 14/81.50	3,189
100	Bunge Ltd.	Sep. 14/77.50	19,753
150	Bunge Ltd.	Oct. 14/80	18,000
100	Bunge Ltd.	Oct. 14/82.50	7,250
345	Cabot Oil & Gas Corp.	Jul. 14/37.50	3,450
345	Cabot Oil & Gas Corp.	Oct. 14/37.50	32,430
225	Cabot Oil & Gas Corp.	Nov. 14/37.50	25,547
345	Cabot Oil & Gas Corp.	Nov. 14/38.50	31,274
150	Cameron International Corp.	Aug. 14/65	59,250

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
100	Carrizo Oil & Gas Inc.	Oct. 14/57.50	$132,500
100	Carrizo Oil & Gas Inc.	Dec. 14/57.50	40,714
175	Carrizo Oil & Gas Inc.	Dec. 14/75	71,250
2,250	Centerra Gold Inc.(f)	Oct. 14/7	152,875
1,000	Centerra Gold Inc.(f)	Jan. 15/6	142,917
1,000	Cobalt International Energy Inc.	Jul. 14/20	5,000
100	CVR Refining, LP	Dec. 14/27.50	6,250
100	CVR Refining, LP	Dec. 14/30	2,750
400	Denbury Resources Inc.	Nov. 14/17	78,560
1,190	Detour Gold Corp.(f)	Oct. 14/13	306,687
335	Devon Energy Corp.	Oct. 14/72.50	272,188
170	E. I. du Pont de Nemours and Co.	Jul. 14/67.50	2,210
1,850	Eldorado Gold Corp.	Jul. 14/7	123,950
4,500	Eldorado Gold Corp.	Oct. 14/7	438,750
1,850	Eldorado Gold Corp.	Oct. 14/8	83,250
2,100	Eldorado Gold Corp.(f)	Nov. 14/7	288,318
4,000	Eldorado Gold Corp.(f)	Jan. 15/8	365,494
150	FMC Corp.	Jul. 14/80	3,750
300	FMC Corp.	Oct. 14/80	14,250
105	FMC Technologies Inc.	Jul. 14/55	60,374
105	FMC Technologies Inc.	Oct. 14/57.50	51,975
1,000	Franco-Nevada Corp.	Oct. 14/45	1,260,000
300	Freeport-McMoRan Copper & Gold Inc.	Aug. 14/34	77,100
500	Freeport-McMoRan Copper & Gold Inc.	Nov. 14/35	127,000
500	Freeport-McMoRan Copper & Gold Inc.	Jan. 15/35	144,000
88	Fresnillo plc(e)	Jul. 14/896	14,804
125	Fresnillo plc(e)	Sep. 14/955	69,525
160	Fresnillo plc(e)	Oct. 14/995	50,931
60	Glencore Xstrata plc(e)	Sep. 14/320	13,991
230	Glencore Xstrata plc(e)	Sep. 14/340	17,221
231	Glencore Xstrata plc(e)	Nov. 14/330	44,356
59	Glencore Xstrata plc(e)	Dec. 14/320	17,832
59	Glencore Xstrata plc(e)	Dec. 14/340	8,976
1,325	Goldcorp Inc.	Jul. 14/29	37,100
1,000	Goldcorp Inc.	Aug. 14/28	110,500
725	Goldcorp Inc.	Oct. 14/28	119,988
1,500	Goldcorp Inc.	Oct. 14/29	186,000
175	Goldcorp Inc.	Oct. 14/30	15,838
175	Goldcorp Inc.	Oct. 14/31	11,725
9	Ingredion Inc.	Jul. 14/70	4,725
190	Ingredion Inc.	Oct. 14/70	126,350
190	Ingredion Inc.	Nov. 14/70	140,121
300	Intrepid Potash Inc.	Sep. 14/16	39,750

Number of Contracts		Expiration Date/ Exercise Price	Market Value
150	Intrepid Potash Inc.	Dec. 14/18	$13,500
150	Intrepid Potash Inc.	Dec. 14/19	9,750
2,050	Kinross Gold Corp.	Aug. 14/4	63,550
660	Kodiak Oil & Gas Corp.	Sep. 14/14	94,050
660	Kodiak Oil & Gas Corp.	Dec. 14/15	89,100
300	Kodiak Oil & Gas Corp.	Dec. 14/16	30,000
400	Laredo Petroleum Inc.	Dec. 14/27.50	194,884
2,486	Lundin Mining Corp.(f)	Jul. 14/5	198,032
355	Marathon Oil Corp.	Jul. 14/35	172,174
300	Marathon Oil Corp.	Oct. 14/37	101,400
355	Marathon Oil Corp.	Nov. 14/37	118,606
60	Monsanto Co.	Jul. 14/115	58,500
100	Monsanto Co.	Aug. 14/120	56,500
60	Monsanto Co.	Oct. 14/115	64,950
100	Monsanto Co.	Oct. 14/120	71,000
600	National Oilwell Varco Inc.	Aug. 14/80	672,000
925	Newcrest Mining Ltd.(g)	Dec. 14/10.50	98,815
375	Newfield Exploration Co.	Sep. 14/33	429,375
650	Newmont Mining Corp.	Sep. 14/25	98,800
213	Newmont Mining Corp.	Sep. 14/27	13,845
462	Newmont Mining Corp.	Dec. 14/25	96,558
500	Newmont Mining Corp.	Dec. 14/26	80,000
200	Noble Corp. plc	Sep. 14/34	25,200
1,000	Noble Corp. plc	Oct. 14/26	111,050
175	Noble Corp. plc	Oct. 14/30	65,259
400	Noble Corp. plc	Nov. 14/25	71,692
160	Noble Corp. plc	Nov. 14/31	50,029
250	Patterson-UTI Energy Inc.	Aug. 14/34	51,875
330	Peabody Energy Corp.	Sep. 14/20	5,610
125	Peabody Energy Corp.	Dec. 14/20	5,188
425	Penn Virginia Corp.	Dec. 14/15	155,125
425	Penn Virginia Corp.	Dec. 14/19	74,375
350	Petroleo Brasileiro SA, ADR	Jul. 14/16	3,850
350	Potash Corp. of Saskatchewan Inc.	Sep. 14/35	111,125
1,085	Primero Mining Corp.	Oct. 14/7.50	92,225
1,085	Primero Mining Corp.	Jan. 15/7.50	132,913
225	Randgold Resources Ltd., ADR	Sep. 14/85	93,375
150	Randgold Resources Ltd., ADR	Sep. 14/87.50	46,125
75	Randgold Resources Ltd., ADR	Sep. 14/95	7,875
250	Randgold Resources Ltd., ADR	Oct. 14/85	102,723
310	Randgold Resources Ltd., ADR	Nov. 14/87	126,837
300	Randgold Resources Ltd., ADR	Dec. 14/85	184,500

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Schedule of Investments (Continued) — June 30, 2014 (Unaudited)

Number of Contracts		Expiration Date/ Exercise Price	Market Value
	OPTIONS CONTRACTS WRITTEN (c) (Continued)
	Call Options Written (Continued)
150	Randgold Resources Ltd., ADR	Dec. 14/87.50	$75,750
208	Rio Tinto plc, ADR	Jul. 14/57.50	4,160
208	Rio Tinto plc, ADR	Sep. 14/57.50	12,983
209	Rio Tinto plc, ADR	Oct. 14/57.50	21,945
200	Rockwood Holdings Inc.	Aug. 14/77.50	39,000
125	Rockwood Holdings Inc.	Oct. 14/74	64,123
165	Rockwood Holdings Inc.	Nov. 14/72.50	108,075
510	Royal Gold Inc.	Oct. 14/65	568,650
100	Royal Gold Inc.	Oct. 14/70	83,000
350	Royal Gold Inc.	Jan. 15/65	446,250
1,250	Sibanye Gold Ltd., ADR	Oct. 14/10	193,750
1,200	Sibanye Gold Ltd., ADR	Nov. 14/11	129,708
1,000	Silver Wheaton Corp.	Sep. 14/23	360,000
500	Silver Wheaton Corp.	Nov. 14/23.50	167,790
160	SM Energy Co.	Aug. 14/80	105,600
160	SM Energy Co.	Nov. 14/80	140,000
200	Suncor Energy Inc.	Sep. 14/38	99,500
200	Suncor Energy Inc.	Dec. 14/38	106,000
100	Syngenta AG, ADR	Jul. 14/80	1,750
100	Syngenta AG, ADR	Sep. 14/80	11,500
200	Syngenta AG, ADR	Oct. 14/80	26,964
200	Syngenta AG, ADR	Dec. 14/75	75,000
500	Tahoe Resources Inc.(f)	Jul. 14/25	144,089
200	Tahoe Resources Inc.(f)	Oct. 14/28	43,110
450	Tahoe Resources Inc.(f)	Oct. 14/27	119,137
530	Tahoe Resources Inc.(f)	Oct. 14/25	198,679
520	Tahoe Resources Inc.(f)	Oct. 14/26	164,472
200	Teck Corp.	Nov. 14/24	22,300
185	The Mosaic Co.	Sep. 14/50	28,304
4,376	Torex Gold Resources Inc.(f)	Dec. 14/1.50	101,911
32	Tullow Oil plc(e)	Sep. 14/880	19,304
500	Vale SA, ADR	Sep. 14/17	2,500
900	Weatherford International Ltd.	Jul. 14/19	450,000
900	Weatherford International Ltd.	Aug. 14/18	454,500
800	Weatherford International Ltd.	Oct. 14/19	317,328
200	Western Refining Inc.	Jul. 14/40	6,500
200	Western Refining Inc.	Sep. 14/40	27,000
200	Western Refining Inc.	Dec. 14/40	46,000
384	Weyerhaeuser Co.	Oct. 14/28	188,160
160	Whiting Petroleum Corp.	Sep. 14/70	182,400
2,150	Yamana Gold Inc.	Sep. 14/9	52,717
1,500	Yamana Gold Inc.	Oct. 14/9	45,000
450	Yamana Gold Inc.	Nov. 14/8.50	24,152
1,000	Yamana Gold Inc.	Nov. 14/10	15,750
2,100	Yamana Gold Inc.	Jan. 15/9	107,100
230	Zoetis Inc.	Jul. 14/33	4,025

Number of Contracts		Expiration Date/ Exercise Price	Market Value
230	Zoetis Inc.	Sep. 14/32	$34,121
230	Zoetis Inc.	Oct. 14/31	52,325

	TOTAL CALL OPTIONS WRITTEN (Premiums received $12,143,772)		19,718,094

	Put Options Written — (0.0)%
170	Diamondback Energy Inc.	Dec. 14/65	28,475
700	Franco-Nevada Corp.	Jul. 14/40	3,500

	TOTAL PUT OPTIONS WRITTEN (Premiums received $301,796)		31,975

	TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received $12,445,568)		$19,750,069

(a)	Securities, or a portion thereof, with a value of $117,955,562 were deposited with the broker as collateral for options written.
(b)	At June 30, 2014, $1,400,000 of the principal amount was pledged as collateral for options written.
(c)	At June 30, 2014, the Fund had entered into over-the-counter Option Contracts Written with Pershing LLC and Morgan Stanley.
(d)	Exercise price denoted in Euros.
(e)	Exercise price denoted in British pence.
(f)	Exercise price denoted in Canadian dollars.
(g)	Exercise price denoted in Australian dollars.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	74.7%	$195,691,442
Europe	16.6	43,526,362
Latin America	3.5	9,306,354
South Africa	3.0	7,744,880
Asia/Pacific	2.2	5,716,315

Total Investments	100.0%	$261,985,353

Short Positions
North America	(7.3)%	$(19,186,375)
Europe	(0.2)	(464,879)
Asia/Pacific	(0.0)	(98,815)

Total Investments	(7.5)%	$(19,750,069)

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $312,039,976)	$261,985,353
Foreign currency, at value (cost $602,727)	604,589
Deposit at brokers	4,332,962
Receivable for investments sold	44,784
Dividends receivable	264,854
Deferred offering expense	81,854
Prepaid expenses	3,078

Total Assets	267,317,474

Liabilities:
Call options written (premiums received $12,143,772)	19,718,094
Put options written (premiums received $301,796)	31,975
Payable to custodian	659,730
Payable for investments purchased	384,323
Payable for investment advisory fees	196,999
Payable for payroll expenses	66,544
Payable for accounting fees	11,250
Other accrued expenses	62,383

Total Liabilities	21,131,298

Net Assets
(applicable to 21,050,861 shares outstanding)	$246,186,176

Net Assets Consist of:
Paid-in capital	$340,692,127
Undistributed net investment income	3,694
Accumulated net realized loss on investments, written options, and foreign currency transactions	(37,152,382)
Net unrealized depreciation on investments	(50,054,623)
Net unrealized depreciation on written options	(7,304,501)
Net unrealized appreciation on foreign currency translations	1,861

Net Assets	$246,186,176

Net Asset Value per Common Share:
($246,186,176 ÷ 21,050,861 shares outstanding at $0.001 par value; unlimited number of shares authorized)	$11.69

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $112,668)	$1,908,850
Interest	44

Total Investment Income	1,908,894

Expenses:
Investment advisory fees	1,171,735
Shareholder communications expenses	53,109
Payroll expenses	49,823
Legal and audit fees	43,369
Trustees’ fees	40,095
Accounting fees	22,500
Custodian fees	12,413
Shareholder services fees	8,459
Interest expense	1,758
Miscellaneous expenses	29,845

Total Expenses	1,433,106

Net Investment Income	475,788

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency:
Net realized loss on investments	(22,851,893)
Net realized gain on written options	7,552,845
Net realized loss on foreign currency transactions	(16,502)

Net realized loss on investments, written options, and foreign currency transactions	(15,315,550)

Net change in unrealized appreciation/depreciation:
on investments	53,545,814
on written options	(10,814,266)
on foreign currency translations	(12,887)

Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	42,718,661

Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency	27,403,111

Net Increase in Net Assets Resulting from Operations	$27,878,899

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Statement of Changes in Net Assets

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013
Operations:
Net investment income	$475,788		$1,286,452
Net realized loss on investments, written options, and foreign currency transactions	(15,315,550)		(12,260,418)
Net change in unrealized appreciation/depreciation on investments, written options, and foreign currency translations	42,718,661		(20,771,476)

Net Increase/(Decrease) in Net Assets Resulting from Operations	27,878,899		(31,745,442)

Distributions to Common Shareholders:
Net investment income	(472,094	)*	(1,295,127)
Return of capital	(10,895,371	)*	(30,182,119)

Total Distributions to Common Shareholders	(11,367,465)		(31,477,246)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	—		1,933,308

Net Increase in Net Assets from Fund Share Transactions	—		1,933,308

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	16,511,434		(61,289,380)

Net Assets Attributable to Common Shareholders:
Beginning of year	229,674,742		290,964,122

End of period (including undistributed net investment income of $3,694 and $0, respectively)	$246,186,176		$229,674,742

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31, 2013		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Operating Performance:
Net asset value, beginning of year	$10.91		$13.93		$15.06	$19.06 (b)

Net investment income	0.02		0.06		0.11	0.02
Net realized and unrealized gain/(loss) on investments, written options, and foreign currency transactions	1.30		(1.58)		0.44	(2.76)

Total from investment operations	1.32		(1.52)		0.55	(2.74)

Distributions to Common Shareholders:
Net investment income	(0.02	)*	(0.06)		(0.10)	(0.05)
Net realized short term gains	—		—		(1.05)	(0.86)
Net realized long term gains	—		—		(0.04)	—
Return of capital	(0.52	)*	(1.44)		(0.49)	(0.35)

Total distributions to common shareholders	(0.54)		(1.50)		(1.68)	(1.26)

Fund Share Transactions:
Increase/(Decrease) in net asset value from common share transactions	—		(0.00	)(c)	0.00 (c)	0.00 (c)

Net Asset Value, End of Period	$11.69		$10.91		$13.93	$15.06

NAV total return†	12.43%		(11.22)%		3.90%	(15.00)%

Market value, end of period	$11.52		$10.02		$13.69	$13.44

Investment total return††	20.87%		(16.78)%		14.25%	(27.46)%

Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$246,186		$229,675		$290,964	$310,777
Ratio of net investment income to average net assets	0.41	%(d)	0.51%		0.75%	0.10%
Ratio of operating expenses to average net assets	1.22	%(d)	1.22%		1.17%	1.17%
Portfolio turnover rate	62.0%		81.5%		51.6%	37.5%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	The Fund commenced investment operations on January 27, 2011.
(b)	The beginning of period NAV reflects a $0.04 reduction of costs associated with the initial public offering.
(c)	Amount represents less than $0.005 per share.
(d)	Annualized.

See accompanying notes to financial statements.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited)

1. Organization. The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a non-diversified closed-end management investment company organized as a Delaware statutory trust on June 26, 2008 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Investment operations commenced on January 27, 2011.

The Fund’s primary investment objective is to provide a high level of current income from interest, dividends, and option premiums. The Fund’s secondary investment objective is to seek capital appreciation consistent with the Fund’s strategy and its primary objective. The Fund will attempt to achieve its objectives, under normal market conditions, by investing at least 80% of its assets in equity securities of companies principally engaged in the natural resources and gold industries. As part of its investment strategy, the Fund intends to generate current income from short term gains through an option strategy of writing (selling) covered call options of the equity securities in its portfolio. The Fund may invest in the securities of companies located anywhere in the world.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Other Significant Unobservable Inputs	Total Market Value at 6/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Metals and Mining	$140,827,178	$1,451,450	—	$142,278,628
Specialty Chemicals	16,818,617	—	$0	16,818,617
Other Industries (a)	101,488,144	—	—	101,488,144
Total Common Stocks	259,133,939	1,451,450	0	260,585,389
U.S. Government Obligations	—	1,399,964	—	1,399,964
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$259,133,939	$2,851,414	$0	$261,985,353
INVESTMENTS IN SECURITIES:
LIABILITIES (Market Value):
EQUITY CONTRACTS:
Call Options Written	$(8,589,428)	$(11,128,666)	—	$(19,718,094)
Put Options Written	(3,500)	(28,475)	—	(31,975)
TOTAL INVESTMENTS IN SECURITIES – LIABILITIES	$(8,592,928)	$(11,157,141)	—	$(19,750,069)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at December 31, 2013.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Collateral requirements differ by type of derivative. Collateral requirements are set by the broker or exchange clearing house for exchange traded derivatives, while collateral terms are contract specific for derivatives traded over-the-counter. Securities pledged to cover obligations of the Fund under derivative contracts are noted in the Schedule of Investments. Cash collateral, if any, pledged for the same purpose will be reported separately in the Statement of Assets and Liabilities.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The Fund’s policy with respect to offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

The Fund’s derivative contracts held at June 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon receipt or payment of a periodic payment or termination of swap agreements. During the six months ended June 30, 2014, the Fund held no investments in equity contract for difference swap agreements.

Options. The Fund may purchase or write call or put options on securities or indices for the purpose of increasing the income of the Fund. The Fund primarily writes covered call or put options. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at the expiration date, but only to the extent of the premium paid.

In the case of call options, the exercise prices are referred to as “in-the-money,” “at-the-money,” and “out-of-the-money,” respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

options when the Adviser expects that the price of the underlying security will remain stable, decline, or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money, at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. Option positions at June 30, 2014 are reflected within the Schedule of Investments.

The Fund’s volume of activity in equity options contracts during the six months ended June 30, 2014 had an average monthly market value of approximately $11,652,262. Please refer to Note 4 for option activity during the six months ended June 30, 2014.

At June 30, 2014, the Fund’s derivative liabilities (by type) are as follows:

	Gross Amounts of Recognized Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Available for Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities

Liabilities
Written Options	$19,750,069	—	$19,750,069

The following table presents the Fund’s derivative liabilities by counterparty net of the related collateral segregated by the Fund as of June 30, 2014:

	Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount

Counterparty
Pershing LLC	$16,960,654	$(16,960,654)	—	—
Morgan Stanley	2,789,415	(2,789,415)	—	—

Total	$19,750,069	$(19,750,069)	—	—

As of June 30, 2014, the value of equity option positions can be found in the Statement of Assets and Liabilities under Liabilities, Call and put options written. For the six months ended June 30, 2014, the effect of equity option positions can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Written Options, and Foreign Currency, Net realized gain on written options and Net change in unrealized appreciation/depreciation on written options.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2014, there were no short sales outstanding.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Fund declares and pays monthly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Distributions during the year may be made in excess of required distributions. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2013 was as follows:

Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$1,295,127
Return of capital	30,182,119

Total distributions paid	$31,477,246

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2013, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(6,565,676)
Net unrealized depreciation on investments, written options, and foreign currency translations	(107,446,541)
Qualified late year loss deferral*	(7,900,538)

Total	$(121,912,755)

*

Under the current law, qualified late year losses realized after October 31 and prior to the Fund’s year end may be elected as occurring on the first day of the following year. For the year ended December 31, 2013, the Fund elected to defer $7,900,538 of late year long term capital losses.

At June 30, 2014, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders for an unlimited period. These capital losses will retain their character as long term capital losses.

Long term capital loss carryforward post-effective with no expiration	$6,565,676

Total capital loss carryforwards	$6,565,676

The following summarizes the tax cost of investments, written options, and the related net unrealized depreciation at June 30, 2014:

	Cost/ Premiums	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$318,220,342	$11,426,769	$(67,661,758)	$(56,234,989)
Written options	(12,445,568)	2,289,315	(9,593,816)	(7,304,501)

		$13,716,084	$(77,255,574)	$(63,539,490)

The Fund is required to evaluate tax positions expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2014, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2014, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2014, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser). For the six months ended June 30, 2014, the Fund paid or accrued $49,823 in payroll expenses in the Statement of Operations.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman and the Lead Trustee each receive an annual fee of $2,000. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2014, other than short term securities and U.S. Government obligations, aggregated $148,775,086 and $142,506,763, respectively.

Written options activity for the Fund for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums
Options outstanding at December 31, 2013	174,731	$11,124,627
Stock splits on options	90	—
Options written	138,224	17,048,692
Options repurchased	(12,631)	(1,434,603)
Options expired	(64,528)	(7,474,381)
Options exercised	(135,699)	(6,818,767)

Options outstanding at June 30, 2014	100,187	$12,445,568

5. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase of its shares in the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2014 and year ended December 31, 2013, the Fund did not repurchase any shares of beneficial interest.

GAMCO Natural Resources, Gold & Income Trust

Notes to Financial Statements (Unaudited) (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2013
	Shares	Amount
Shares issued upon reinvestment of distributions	157,818	$1,933,308

6. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

7. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York (the “Court”) against the Executive Vice President and Chief Operating Officer (the “Officer”) of the Adviser, alleging violations of certain federal securities laws arising from the same matter. On May 2, 2014, the SEC filed with the Court a stipulation of voluntary dismissal of the civil action against the Officer, and on June 19, 2014, the Court approved the stipulation and entered an order of dismissal of the action against the Officer. The settlement by the Adviser and the disposition of the action against the Officer did not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

8. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO Natural Resources, Gold & Income Trust

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

At a recent meeting, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund over the one and two year periods against a group of arbitrage/options strategies and sector equity closed-end funds prepared from data supplied by Lipper.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment management fee, other expenses, and total expenses of the Fund with similar expense ratios of the Lipper peer group of options/arbitrage strategies and sector equity closed-end funds and noted that the Adviser’s management fee includes substantially all administrative services for the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its expense ratios were lower than the average. The Independent Board Members also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable, and that economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

AUTOMATIC DIVIDEND REINVESTMENT

AND VOLUNTARY CASH PURCHASE PLANS

Enrollment in the Plan

It is the policy of GAMCO Natural Resources, Gold & Income Trust to automatically reinvest dividends payable to common shareholders. As a “registered” shareholder you automatically become a participant in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”). The Plan authorizes the Fund to credit common shares to participants upon an income dividend or a capital gains distribution regardless of whether the shares are trading at a discount or a premium to net asset value. All distributions to shareholders whose shares are registered in their own names will be automatically reinvested pursuant to the Plan in additional shares of the Fund. Plan participants may send their share certificates to American Stock Transfer (“AST”) to be held in their dividend reinvestment account. Registered shareholders wishing to receive their distributions in cash must submit this request in writing to:

GAMCO Natural Resources, Gold & Income Trust

c/o American Stock Transfer

6201 15th Avenue

Brooklyn, NY 11219

Shareholders requesting this cash election must include the shareholder’s name and address as they appear on the share certificate. Shareholders with additional questions regarding the Plan or requesting a copy of the terms of the Plan, may contact AST at (888) 422-3262.

If your shares are held in the name of a broker, bank, or nominee, you should contact such institution. If such institution is not participating in the Plan, your account will be credited with a cash dividend. In order to participate in the Plan through such institution, it may be necessary for you to have your shares taken out of “street name” and re-registered in your own name. Once registered in your own name your distributions will be automatically reinvested. Certain brokers participate in the Plan. Shareholders holding shares in “street name” at participating institutions will have dividends automatically reinvested. Shareholders wishing a cash dividend at such institution must contact their broker to make this change.

The number of common shares distributed to participants in the Plan in lieu of cash dividends is determined in the following manner. Under the Plan, whenever the market price of the Fund’s common shares is equal to or exceeds net asset value at the time shares are valued for purposes of determining the number of shares equivalent to the cash dividends or capital gains distribution, participants are issued common shares valued at the greater of (i) the net asset value as most recently determined or (ii) 95% of the then current market price of the Fund’s common shares. The valuation date is the dividend or distribution payment date or, if that date is not a NYSE Amex trading day, the next trading day. If the net asset value of the common shares at the time of valuation exceeds the market price of the common shares, participants will receive common shares from the Fund valued at market price. If the Fund should declare a dividend or capital gains distribution payable only in cash, AST will buy common shares in the open market, or on the NYSE Amex, or elsewhere, for the participants’ accounts, except that AST will endeavor to terminate purchases in the open market and cause the Fund to issue shares at net asset value if, following the commencement of such purchases, the market value of the common shares exceeds the then current net asset value.

The automatic reinvestment of dividends and capital gains distributions will not relieve participants of any income tax which may be payable on such distributions. A participant in the Plan will be treated for federal income tax purposes as having received, on a dividend payment date, a dividend or distribution in an amount equal to the cash the participant could have received instead of shares.

Voluntary Cash Purchase Plan

The Voluntary Cash Purchase Plan is yet another vehicle for our shareholders to increase their investment in the Fund. In order to participate in the Voluntary Cash Purchase Plan, shareholders must have their shares registered in their own name.

Participants in the Voluntary Cash Purchase Plan have the option of making additional cash payments to AST for investments in the Fund’s common shares at the then current market price. Shareholders may send an amount from $250 to $10,000. AST will use these funds to purchase shares in the open market on or about the 1st and 15th of each month. AST will charge each shareholder who participates a pro rata share of the brokerage commissions. Brokerage charges for such purchases are expected to be less than the usual brokerage charge for such transactions. It is suggested that any voluntary cash payments be sent to American Stock Transfer, 6201 15th Avenue, Brooklyn, NY 11219 such that AST receives such payments approximately 10 days before the investment date. Funds not received at least five days before the investment date shall be held for investment until the next purchase date. A payment may be withdrawn without charge if notice is received by AST at least 48 hours before such payment is to be invested.

Shareholders wishing to liquidate shares held at AST must do so in writing or by telephone. Please submit your request to the above mentioned address or telephone number. Include in your request your name, address, and account number. The cost to liquidate shares is $1.00 per transaction as well as the brokerage commission incurred. Brokerage charges are expected to be less than the usual brokerage charge for such transactions.

For more information regarding the Automatic Dividend Reinvestment Plan and Voluntary Cash Purchase Plan, brochures are available by calling (914) 921-5070 or by writing directly to the Fund.

The Fund reserves the right to amend or terminate the Plan as applied to any voluntary cash payments made and any dividend or distribution paid subsequent to written notice of the change sent to the members of the Plan at least 90 days before the record date for such dividend or distribution. The Plan also may be amended or terminated by AST on at least 90 days written notice to participants in the Plan.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The GAMCO Natural Resources, Gold & Income Trust (the “Fund”) is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

—	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

—

Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GAMCO NATURAL RESOURCES, GOLD & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Vincent Hugonnard-Roche joined GAMCO Investors, Inc. in 2000. He is Director of Quantitative Strategies, head of the Gabelli Risk Management Group, serves as a portfolio manager of Gabelli Funds, LLC, and manages several funds within the Gabelli/GAMCO Funds Complex. He received a Master’s degree in Mathematics of Decision Making from EISITI, France and an MS in Finance from ESSEC, France.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 11, 2014, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabeli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Specialized Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Specialized Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGNTX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares.

GAMCO NATURAL RESOURCES, GOLD

& INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

TRUSTEES

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director & Chief Investment Officer, Financial Security Assurance Holdings Ltd.

Mario d’Urso

Former Italian Senator

Vincent D. Enright

Former Senior Vice President & Chief Financial Officer,

KeySpan Corp.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

William F. Heitmann

Former Senior Vice President

of Finance,

Verizon Communications, Inc.

Michael J. Melarkey

Partner,

Avansino, Melarkey, Knobel,

Mulligan & McKenzie

Kuni Nakamura

President,

Advanced Polymer, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary & Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President

Molly A.F. Marion

Vice President & Ombudsman

David I. Schachter

Vice President & Ombudsman

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

The Bank of New York Mellon

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

American Stock Transfer and Trust Company

GNT Q2/2014

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/14 through 01/31/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Month #2 02/01/14 through 02/28/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Month #3 03/01/14 through 03/31/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Month #4 04/01/14 through 04/30/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Month #5 05/01/14 through 05/31/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Month #6 06/01/14 through 06/30/14	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – 21,050,861 Preferred – N/A
Total	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	Common – N/A Preferred – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) GAMCO Natural Resources, Gold & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 9/4/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date 9/4/2014

*	Print the name and title of each signing officer under his or her signature.